Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	Note	2025 £’000	2024 £’000
Financial assets at amortised cost
Trade receivables	19	£151,199	£149,855
Accrued income	19	23,973	14,194
Other financial assets		509	716
Cash and cash equivalents		59,345	62,358
Total financial assets		£235,026	£227,123

Schedule of financial liabilities
The Group has the following financial liabilities:

	Note	2025 £’000	2024 £’000 (Restated) (1)
Lease liabilities
Current lease liabilities	23	£13,661	£14,450
Non-current lease liabilities	23	33,448	43,557
		47,109	58,007
Other financial liabilities at amortised cost
Borrowings	22	180,943	144,754
Trade payables	20	7,849	10,976
Accruals	20	50,129	57,100
Client volume discounts/rebates	20	14,810	20,078
Deferred consideration	15	3,376	7,179
		257,107	240,087
Financial liabilities at fair value through profit or loss
Contingent consideration	15	501	8,444

Total financial liabilities		£304,717	£306,538
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).

Schedule of contingent consideration	The following table includes the roll forward schedule of contingent consideration during the years ended 30 June 2024 and 30 June 2025:

Contingent consideration	Beginning of the year £’000	Additions £’000	Payments £'000	Remeasurement and discount unwind £'000	Foreign exchange impact £'000	End of the year £'000
2024	11,459	16,510	(2,737)	(16,817)	29	8,444
2025	8,444	1,396	(3,254)	(5,815)	(270)	501